Income tax - Schedule of tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax reconciliation
Loss before tax	€ (249,155)	€ (412,498)	€ (129,848)
Expected tax benefit (based on statutory tax rate of 29.48% in 2022 and 29.48% in 2021 and 29.13% for 2020)	73,426	121,584	37,818
Adjustments in respect of current income tax of previous years			18
Adjustments in respect of deferred income tax of previous years			160
Effects from Recognition or Non-Recognition of DTA through Equity	(1,590)	(581)	(1,012)
Effects of (Non-) Recognition of tax loss carryforwards recognized in prior years	327		(1,716)
Effects from differences between Group and local tax rates	(2)	(8)	8
Effects resulting from non-recognition of tax loss carryforwards	(69,724)	(114,999)	(30,168)
Effects resulting from non-recognition of DTA	(626)	(7,363)	(179)
Non-recognition of DTA for deductible temporary differences from SBP			(2,946)
Non-deductible expences for tax purposes
- Effects from (additions / deductions) for local trade taxes	(330)	(176)	(63)
- Other non-deductible expenses / including "Zinsschranke"		(101)	(1,154)
Other effects	1,236	(2,426)	39
Effective tax benefit / (expense)	€ 126	€ 782	€ 726
Non-deductible expences for tax purposes	(119)	—	—
Applicable tax rate	29.48%	29.48%	29.13%